Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Brazil - 4.2%
Ambev SA	3,139,400	$9,242,710
B3 SA - Brasil Bolsa Balcao	1,829,800	6,499,864
Banco do Brasil SA	1,587,200	7,066,002
Natura Cosmeticos SA (a)	3,031,800	6,087,188
Vale SA	465,900	7,417,738
		36,313,502

China - 32.6%
AIA Group Ltd.	1,069,885	11,887,843
Alibaba Group Holding Ltd.	2,051,937	32,163,065
ANTA Sports Products Ltd.	503,213	4,919,245
Baidu, Inc. - Class A (a)	264,550	3,697,931
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	2,467,600	5,527,302
BYD Co. Ltd. - Class A	334,077	5,162,430
China Construction Bank Corp. - Class H	13,603,804	14,681,421
China Hongqiao Group Ltd.	694,887	3,138,950
China Merchants Bank Co., Ltd. - Class A	1,379,751	7,884,554
China Overseas Land & Investment Ltd.	5,880,246	8,769,186
China Pacific Insurance Group Co. Ltd. - Class H	1,081,477	4,429,297
Contemporary Amperex Technology Co. Ltd. - Class A	136,028	8,048,241
Fuyao Glass Industry Group Co. Ltd. - Class A	597,650	4,985,251
Fuyao Glass Industry Group Co. Ltd. - Class A	144,538	1,205,653
Galaxy Entertainment Group Ltd.	1,735,000	7,842,008
Haidilao International Holding Ltd.	1,491,042	2,744,758
Haier Smart Home Co. Ltd. - Class H	2,555,400	6,845,793
Hangzhou Tigermed Consulting Co. Ltd. - Class A	564,262	4,465,476
KE Holdings, Inc. - Class A	803,170	3,977,635
Midea Group Co. Ltd. - Class A	643,513	7,168,012
NAURA Technology Group Co. Ltd. - Class A	80,443	5,290,178
People's Insurance Co. Group of China Ltd. - Class H	7,295,764	5,080,981
Ping An Insurance Group Co. of China Ltd. - Class A	133,500	1,106,158
Ping An Insurance Group Co. of China Ltd. - Class H	438,000	3,367,876
Shenzhou International Group Holdings, Ltd.	1,188,000	7,258,903
Sun Hung Kai Properties, Ltd.	321,116	5,346,850
Techtronic Industries Co., Ltd.	275,841	3,663,234
Tencent Holdings Ltd.	629,190	39,684,512
Trip.com Group Ltd.	96,964	4,791,837
Weichai Power Co. Ltd. - Class H	3,532,000	12,525,264
WH Group Ltd.	6,587,500	8,658,853
Yue Yuen Industrial Holdings Ltd.	1,101,500	2,148,795
Yum China Holdings, Inc.	85,068	4,225,430
Zhejiang Longsheng Group Co. Ltd. - Class A	1,544,200	2,928,634
Zhongsheng Group Holdings Ltd.	2,629,000	2,783,949
Zijin Mining Group Co. Ltd. - Class H	2,279,253	10,253,217
ZTO Express Cayman, Inc. - ADR	278,744	7,015,987
ZTO Express Cayman, Inc.	294,335	7,244,436
		282,919,145

Hungary - 1.4%
OTP Bank Nyrt	66,487	7,129,260
Richter Gedeon Nyrt	134,564	4,790,696
		11,919,956

India - 10.4%
Amber Enterprises India Ltd. (a)	44,061	3,077,465
Apollo Hospitals Enterprise Ltd.	58,582	4,628,093
Ashok Leyland Ltd.	1,481,633	2,431,325
Bajaj Auto Ltd.	38,830	3,627,868
Bajaj Finance Ltd.	455,155	3,894,617
Bajaj Finserv Ltd.	264,071	4,586,919
Bharti Airtel Ltd.	340,062	6,462,332
HDFC Bank Ltd.	856,687	6,710,469
ICICI Bank Ltd. - ADR	15,315	396,659
ICICI Bank Ltd.	583,171	7,486,314
IDFC First Bank Ltd.	3,978,442	2,490,106
Indraprastha Gas Ltd.	1,592,908	2,466,879
Infosys Ltd.	461,831	6,229,104
Lodha Developers Ltd.	528,384	3,819,443
MakeMyTrip Ltd. (a)	71,671	2,672,612
Oberoi Realty Ltd.	243,182	3,681,871
REC Ltd.	381,476	1,242,354
Reliance Industries, Ltd.	615,734	8,855,218
SBI Life Insurance Co. Ltd.	328,123	6,206,800
UPL Ltd.	1,066,454	6,469,052
Varun Beverages Ltd.	711,919	2,911,972
		90,347,472

Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	30,717,800	6,138,062

Kazakhstan - 0.6%
Kaspi.KZ JSC - ADR (a)	71,123	5,268,081

Luxembourg - 0.5%
Globant SA (a)	92,219	4,252,218

Russia - 0.0% (b)
Sberbank of Russia PJSC - ADR (a)(c)(d)	184,769	1,848

Saudi Arabia - 0.5%
Saudi Arabian Oil Co.	644,091	4,662,705

Singapore - 3.9%
DBS Group Holdings Ltd.	304,886	13,567,484
Grab Holdings Ltd. - Class A (a)	1,602,001	5,863,323
Oversea-Chinese Banking Corp. Ltd.	411,480	7,047,731
Wilmar International Ltd.	2,636,708	7,921,660
		34,400,198

South Korea - 14.6%
DB Insurance Co. Ltd.	26,724	2,997,474
Doosan Bobcat, Inc.	112,311	4,387,178
Hankook Tire & Technology Co. Ltd.	190,147	6,999,460
Hanwha Aerospace Co. Ltd.	7,301	6,225,611
Hyundai Mobis Co. Ltd.	7,454	1,923,283
KB Financial Group, Inc.	145,784	14,311,683
Kia Corp.	45,315	4,473,995
KT Corp. - ADR (a)	249,379	5,349,180
LG Chem Ltd.	21,155	4,324,068
Samsung Electronics Co. Ltd.	394,826	46,179,398
Shinhan Financial Group Co. Ltd.	77,870	4,641,158
SK Hynix, Inc.	39,036	22,147,665
SK Telecom Co. Ltd.	64,770	3,351,218
		127,311,371

Taiwan - 18.5%
Airtac International Group	80,993	2,579,664
Asia Vital Components Co. Ltd.	39,253	2,592,641
Compal Electronics, Inc.	4,962,140	4,316,435
CTBC Financial Holding Co. Ltd.	5,660,934	9,199,689
Delta Electronics, Inc.	106,363	4,795,947
Hon Hai Precision Industry Co. Ltd.	620,000	3,789,917
MediaTek, Inc.	146,183	7,011,693
Quanta Computer, Inc.	1,047,802	9,429,125
Realtek Semiconductor Corp.	332,791	5,061,374
SILERGY Corp.	72,000	632,843
Taiwan Semiconductor Manufacturing Co. Ltd.	1,927,757	111,490,910
		160,900,238

Thailand - 2.1%
Bangkok Bank PCL	511,600	2,385,036
Bangkok Bank PCL - NVDR	530,300	2,703,076
Indorama Ventures PCL - NVDR	4,102,000	3,130,464
SCB X PCL	1,429,700	6,242,474
True Corp. PCL - NVDR	8,165,087	3,592,787
		18,053,837

Turkey - 0.5%
Akbank TAS	2,803,465	4,184,360

United States - 2.1%
Cognizant Technology Solutions Corp. - Class A	93,145	5,714,445
Coupang, Inc. - Class A (a)	216,433	4,086,255
Credicorp Ltd.	24,921	8,452,705
		18,253,405

Vietnam - 0.8%
Vietnam Dairy Products JSC	2,947,290	6,786,702
TOTAL COMMON STOCKS (Cost $603,633,961)		811,713,100

PREFERRED STOCKS - 3.3%	Shares	Value
Brazil - 2.8%
Cia Energetica de Minas Gerais	3,201,443	7,781,339
Itau Unibanco Holding SA	740,188	6,213,186
Petroleo Brasileiro SA	1,072,100	10,054,851
		24,049,376

South Korea - 0.5%
Samsung Electronics Co. Ltd.	56,739	4,580,176
TOTAL PREFERRED STOCKS (Cost $18,683,574)		28,629,552

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds – 3.0% First American Government Obligations Fund - Class Z, 3.54% (e)	26,321,362	26,321,362
TOTAL SHORT-TERM INVESTMENTS (Cost $26,321,362)		26,321,362

TOTAL INVESTMENTS - 99.7% (Cost $648,638,897)		866,664,014
Other Assets in Excess of Liabilities - 0.3%		2,193,345
TOTAL NET ASSETS - 100.0%		$868,857,359

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of March 31, 2026.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Emerging Markets Select Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$97,050,980	$714,660,272	$1,848	$811,713,100
Preferred Stocks	24,049,376	4,580,176	–	28,629,552
Money Market Funds	26,321,362	–	–	26,321,362
Total Investments	$147,421,718	$719,240,448	$1,848	$866,664,014

Refer to the Schedule of Investments for further disaggregation of investment categories.